SCHEDULE OF PURCHASES FROM RELATED PARTIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Purchase from related party	$ 240,220	$ 136,912	$ 1,309,549	$ 731,315
Dongguan Anxiang Technology Co Ltd [Member]
Purchase from related party	35,989	46,721	211,191	184,099
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member]
Purchase from related party	68,215	39,765	317,023	168,066
Dongguan Baxi Food Distribution Co Ltd [Member]
Purchase from related party	36,365	8,178	44,312	79,685
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member]
Purchase from related party	15,198	14,648	134,021	63,483
Dongguan Pengqin Drinking Water Co Ltd [Member]
Purchase from related party	19,005	9,555	128,317	57,086
Dongguan Tailai Trading Co Ltd [Member]
Purchase from related party	34,802	9,736	144,264	72,664
Dongguan Dengqinghu Drinking Water Store [Member]
Purchase from related party	1,535	1,082	3,000	9,483
Dongguan Dalingshan Runxin Drinking Water Store [Member]
Purchase from related party	10,451	7,227	53,782	44,454
Dongguan City Yijia Trading Co Ltd [Member]
Purchase from related party	$ 18,660		$ 273,639	$ 52,295